Assets held for sale (Details) $ in Thousands	1 Months Ended							5 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Nov. 30, 2023 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings	$ 619,204								$ 619,204	$ 861,967
Property, plant and equipment	2,741,440								2,741,440	3,190,820
Gain on sale of vessels									45,486	176,537	$ 12,019
Undrawn borrowing facilities	783,900								783,900
Principal repayments recognized in consolidated cash flow statements									0	0	516,127
2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments						$ 223,600
Undrawn borrowing facilities					$ 288,200
2021 Ocean Yield Lease Financing
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings	52,200								52,200			$ 70,200
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,613,257								2,613,257	3,076,506
Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments							$ 288,200
STI Goal | Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments	300
STI Goal | Vessels | 2023 $1.0 Billion Credit Facility, Revolver
Disclosure of detailed information about property, plant and equipment [line items]
Repayments	13,500
STI Gallantry | Vessels | 2021 Ocean Yield Lease Financing
Disclosure of detailed information about property, plant and equipment [line items]
Principal repayments recognized in consolidated cash flow statements	23,400
STI Kingsway | Vessels | 2023 $1.0 Billion Credit Facility | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings	0								0
STI Kingsway | Vessels | 2023 $1.0 Billion Credit Facility, Revolver | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in amount available under revolving portion of facility	$ 13,700								$ 13,700
STI Lobelia | Vessels | 2023 $1.0 Billion Credit Facility, Revolver
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in amount available under revolving portion of facility			$ 30,700
STI Maestro | Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments				$ 5,100
STI Maestro | Vessels | 2023 $1.0 Billion Credit Facility, Revolver
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in amount available under revolving portion of facility				$ 10,200
STI Lobelia and STI Lavender | Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments			14,000
STI Lobelia and STI Lavender | Vessels | 2023 $1.0 Billion Credit Facility, Revolver
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in amount available under revolving portion of facility			$ 30,700
STI Battery, STI Venere, STI Milwaukee and STI Yorkville | Vessels | 2023 $225.0 Million Revolving Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments		$ 29,200
Reduction in amount available under revolving portion of facility		$ 12,000
STI Lily | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Repayments					$ 22,900
11 MR Vessels and STI Lily | Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel									11
Property, plant and equipment										307,300
Proceeds from sale of vessels										479,800
Gain on sale of vessels										176,500
STI San Antonio | Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Accrued and unpaid selling costs										$ 200
Sale of Vessels | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel	22								22
Sale of Vessels | Eleven MR Vessels | Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel										11
Sale of Vessels | STI Lavender, STI Goal, STI Gallantry and STI Kingsway | Vessels | LR2 | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of ships held for sale | vessel	4								4
Non-current assets or disposal groups classified as held for sale	$ 153,600								$ 153,600
Sale of Vessels | STI Lavender | Vessels | LR2 | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Ships held for sale, sales price	61,200								61,200
Sale of Vessels | STI Goal | Vessels | LR2 | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Ships held for sale, sales price	52,300								52,300
Sale of Vessels | STI Gallantry | Vessels | LR2 | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Ships held for sale, sales price	52,300								52,300
Sale of Vessels | STI Kingsway | Vessels | LR2 | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Ships held for sale, sales price	$ 57,500								$ 57,500
Sale of Vessels | STI Maestro, STI Battery, STI Venere, STI Milwaukee and STI Yorkville | Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel									5
Number of vessels in agreement to sell | vessel	5								5
Sale of Vessels | STI Lobelia | Vessels | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel									1
Sale of Vessels | STI Maestro, STI Battery, STI Venere, STI Milwaukee, STI Yorkville and STI Lobelia | Vessels | MR and LR2
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 180,500								$ 180,500
Proceeds from sale of vessels									226,000
Accrued and unpaid selling costs	$ 1,900								1,900
Gain on sale of vessels									$ 45,500
Sale of Vessels | STI Amber | Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Repayments								$ 8,200
Sale of Vessels | STI Lily | Vessels | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel										1
Sale of Vessels | STI Ville and STI Amber | Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel								2
Property, plant and equipment								$ 52,600
Proceeds from sale of vessels								64,600
Accrued and unpaid selling costs											$ 300
Gain on sale of vessels								$ 12,000